Shareholder Report, Holdings (Details)	Dec. 31, 2024
AAMA Equity Fund | Vanguard S&P 500 ETF
Holdings [Line Items]
Percent of Net Asset Value	11.70%
AAMA Equity Fund | iShares Core S&P 500 ETF
Holdings [Line Items]
Percent of Net Asset Value	10.30%
AAMA Equity Fund | U.S. Treasury Bill, 4.267%, due 02/13/25
Holdings [Line Items]
Percent of Net Asset Value	5.00%
AAMA Equity Fund | Microsoft Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.50%
AAMA Equity Fund | Alphabet, Inc. - Class A
Holdings [Line Items]
Percent of Net Asset Value	3.30%
AAMA Equity Fund | T-Mobile US, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
AAMA Equity Fund | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
AAMA Equity Fund | Visa, Inc. - Class A
Holdings [Line Items]
Percent of Net Asset Value	3.00%
AAMA Equity Fund | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
AAMA Equity Fund | Grainger (W.W.), Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
AAMA Equity Fund | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	22.00%
AAMA Equity Fund | Technology
Holdings [Line Items]
Percent of Net Asset Value	21.80%
AAMA Equity Fund | Industrials
Holdings [Line Items]
Percent of Net Asset Value	11.00%
AAMA Equity Fund | Communications
Holdings [Line Items]
Percent of Net Asset Value	8.20%
AAMA Equity Fund | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.40%
AAMA Equity Fund | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.30%
AAMA Equity Fund | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	5.10%
AAMA Equity Fund | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.20%
AAMA Equity Fund | Money Market
Holdings [Line Items]
Percent of Net Asset Value	4.20%
AAMA Equity Fund | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.00%
AAMA Equity Fund | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.90%
AAMA Equity Fund | Health care
Holdings [Line Items]
Percent of Net Asset Value	2.70%
AAMA Equity Fund | Financials
Holdings [Line Items]
Percent of Net Asset Value	2.30%
AAMA Equity Fund | Liabilities in Excess of Other Assets
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
AAMA Equity Fund | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	68.80%
AAMA Equity Fund | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	22.00%
AAMA Equity Fund | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	4.20%
AAMA Equity Fund | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	5.00%
AAMA Income Fund | U.S. Treasury Bill, 4.294%, due 01/30/25
Holdings [Line Items]
Percent of Net Asset Value	21.50%
AAMA Income Fund | U.S. Treasury Notes, 4.625%, due 11/15/26
Holdings [Line Items]
Percent of Net Asset Value	10.80%
AAMA Income Fund | U.S. Treasury Bill, 4.255%, due 02/20/25
Holdings [Line Items]
Percent of Net Asset Value	10.70%
AAMA Income Fund | U.S. Treasury Bill, 4.294%, due 05/15/25
Holdings [Line Items]
Percent of Net Asset Value	10.60%
AAMA Income Fund | Federal National Mortgage Association, 2.125%, due 04/24/26
Holdings [Line Items]
Percent of Net Asset Value	8.00%
AAMA Income Fund | U.S. Treasury Notes, 0.500%, due 04/30/27
Holdings [Line Items]
Percent of Net Asset Value	6.60%
AAMA Income Fund | U.S. Treasury Notes, 1.125%, due 02/29/28
Holdings [Line Items]
Percent of Net Asset Value	6.50%
AAMA Income Fund | Federal National Mortgage Association, 0.750%, due 10/8/27
Holdings [Line Items]
Percent of Net Asset Value	3.90%
AAMA Income Fund | Federal Farm Credit Bank, 1.750%, due 02/25/25
Holdings [Line Items]
Percent of Net Asset Value	3.60%
AAMA Income Fund | Federal National Mortgage Association, 0.625%, due 04/22/25
Holdings [Line Items]
Percent of Net Asset Value	3.50%
AAMA Income Fund | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	66.70%
AAMA Income Fund | U.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	25.70%
AAMA Income Fund | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	6.50%
AAMA Income Fund | Municipal Bonds
Holdings [Line Items]
Percent of Net Asset Value	0.90%
AAMA Income Fund | Other Assets in Excess of Liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.20%
AAMA Income Fund | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	6.50%
AAMA Income Fund | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	66.80%
AAMA Income Fund | Municipal Bonds
Holdings [Line Items]
Percent of Net Asset Value	0.90%
AAMA Income Fund | U.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	25.80%